Consolidated Statements of Changes in Equity - AUD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Jun. 30, 2019	$ 125,498,824	$ 6,009,932	$ (129,737,550)	$ 1,771,206
IfrsStatementLineItems [Line Items]
Initial adoption of IFRS 16			(14,712)	(14,712)
Restated total equity at July 1, 2019	125,498,824	6,009,932	(129,752,262)	1,756,494
Loss for the year			(6,294,775)	(6,294,775)
Other comprehensive income		(33,175)		(33,175)
Total comprehensive loss		(33,175)	(6,294,775)	(6,327,950)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs and tax	14,612,249			14,612,249
Share-based payments		263,387		263,387
Reversal of forfeited Performance Rights		(81,984)		(81,984)
Issue of options/warrants to underwriters		3,770,411		3,770,411
Transactions with owners in their capacity as owners	14,612,249	3,951,814		18,564,063
Balance at Jun. 30, 2020	140,111,073	9,928,571	(136,047,037)	13,992,607
IfrsStatementLineItems [Line Items]
Loss for the year			(7,077,619)	(7,077,619)
Other comprehensive income		(37,468)		(37,468)
Total comprehensive loss		(37,468)	(7,077,619)	(7,115,087)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs and tax	11,764,379			11,764,379
Transactions with owners in their capacity as owners	13,463,901	1,142,176	49,438	14,655,515
Exercise of options/warrants	1,699,522	(973,467)		726,055
Issue of performance rights		622,725		622,725
Options expired		(49,438)	49,438
Issue of options/warrants		1,542,356		1,542,356
Balance at Jun. 30, 2021	153,574,974	11,033,279	(143,075,218)	21,533,035
IfrsStatementLineItems [Line Items]
Loss for the year			(7,130,998)	(7,130,998)
Other comprehensive income		27,864		27,864
Total comprehensive loss		27,864	(7,130,998)	(7,103,134)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs and tax	1,563,662			1,563,662
Transactions with owners in their capacity as owners	1,563,662	437,508		2,001,170
Issue of performance rights		437,508		437,508
Balance at Jun. 30, 2022	$ 155,138,636	$ 11,498,651	$ (150,206,216)	$ 16,431,071